Quarterly Holdings Report
for
Fidelity® Disciplined Equity Fund
July 31, 2024
FDE-NPRT3-0924
1.804820.120
Common Stocks - 97.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.4%
Entertainment - 1.3%
Netflix, Inc. (a)	40,434	25,407
Interactive Media & Services - 9.1%
Alphabet, Inc.:
Class A	344,500	59,096
Class C	301,000	52,118
Meta Platforms, Inc. Class A	152,577	72,448
		183,662
TOTAL COMMUNICATION SERVICES		209,069
CONSUMER DISCRETIONARY - 9.5%
Broadline Retail - 4.8%
Amazon.com, Inc. (a)	520,260	97,278
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	69,700	9,727
Booking Holdings, Inc.	2,100	7,802
Chipotle Mexican Grill, Inc. (a)	193,600	10,516
Domino's Pizza, Inc.	3,800	1,629
Hilton Worldwide Holdings, Inc.	21,166	4,544
Marriott International, Inc. Class A	19,900	4,523
		38,741
Household Durables - 2.1%
NVR, Inc. (a)	2,055	17,688
PulteGroup, Inc.	69,100	9,121
TopBuild Corp. (a)	31,100	14,883
		41,692
Specialty Retail - 0.6%
Dick's Sporting Goods, Inc.	22,600	4,890
TJX Companies, Inc.	61,200	6,917
		11,807
Textiles, Apparel & Luxury Goods - 0.1%
lululemon athletica, Inc. (a)	8,800	2,276
TOTAL CONSUMER DISCRETIONARY		191,794
CONSUMER STAPLES - 2.9%
Beverages - 1.2%
Monster Beverage Corp. (a)	146,100	7,517
The Coca-Cola Co.	265,100	17,693
		25,210
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp.	41,315	33,961
TOTAL CONSUMER STAPLES		59,171
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
ConocoPhillips Co.	68,200	7,584
Devon Energy Corp.	72,400	3,405
Diamondback Energy, Inc.	13,100	2,650
EOG Resources, Inc.	43,267	5,486
Exxon Mobil Corp.	16,400	1,945
Occidental Petroleum Corp.	61,500	3,740
Ovintiv, Inc.	42,000	1,950
Valero Energy Corp.	28,100	4,544
		31,304
FINANCIALS - 10.6%
Banks - 4.1%
Bank of America Corp.	627,883	25,310
JPMorgan Chase & Co.	206,114	43,861
KeyCorp	108,300	1,747
Wells Fargo & Co.	204,100	12,111
		83,029
Capital Markets - 2.7%
Coinbase Global, Inc. (a)	8,000	1,795
KKR & Co. LP	96,100	11,864
LPL Financial	14,500	3,212
Moody's Corp.	40,039	18,277
MSCI, Inc.	9,644	5,215
S&P Global, Inc.	27,458	13,310
		53,673
Financial Services - 3.1%
MasterCard, Inc. Class A	63,911	29,636
Visa, Inc. Class A	127,834	33,962
		63,598
Insurance - 0.7%
Arthur J. Gallagher & Co.	31,300	8,873
The Travelers Companies, Inc.	26,600	5,757
		14,630
TOTAL FINANCIALS		214,930
HEALTH CARE - 13.0%
Biotechnology - 1.0%
Alnylam Pharmaceuticals, Inc. (a)	12,700	3,016
Vertex Pharmaceuticals, Inc. (a)	35,600	17,648
		20,664
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	300,229	22,181
DexCom, Inc. (a)	35,600	2,414
Intuitive Surgical, Inc. (a)	29,714	13,211
Stryker Corp.	20,900	6,844
TransMedics Group, Inc. (a)	47,800	6,800
		51,450
Health Care Providers & Services - 3.1%
Cigna Group	3,500	1,220
Elevance Health, Inc.	4,100	2,181
Tenet Healthcare Corp. (a)	59,900	8,967
UnitedHealth Group, Inc.	87,875	50,630
		62,998
Life Sciences Tools & Services - 3.3%
Danaher Corp.	112,445	31,156
Mettler-Toledo International, Inc. (a)	5,664	8,615
Thermo Fisher Scientific, Inc.	42,400	26,006
		65,777
Pharmaceuticals - 3.0%
Eli Lilly & Co.	64,200	51,634
Zoetis, Inc. Class A	54,744	9,856
		61,490
TOTAL HEALTH CARE		262,379
INDUSTRIALS - 12.5%
Aerospace & Defense - 3.1%
General Electric Co.	164,700	28,032
HEICO Corp. Class A	77,047	14,647
The Boeing Co. (a)	14,700	2,802
TransDigm Group, Inc.	12,500	16,178
		61,659
Building Products - 1.4%
Carlisle Companies, Inc.	19,300	8,079
The AZEK Co., Inc. Class A, (a)	201,700	9,054
Trane Technologies PLC	32,200	10,764
		27,897
Commercial Services & Supplies - 1.1%
Cintas Corp.	16,563	12,653
Copart, Inc.	191,152	10,003
		22,656
Construction & Engineering - 0.9%
Comfort Systems U.S.A., Inc.	22,900	7,612
EMCOR Group, Inc.	27,800	10,437
		18,049
Electrical Equipment - 2.5%
AMETEK, Inc.	55,638	9,652
Eaton Corp. PLC	100,800	30,723
Vertiv Holdings Co.	132,600	10,436
		50,811
Ground Transportation - 0.2%
Old Dominion Freight Lines, Inc.	19,600	4,120
Machinery - 3.2%
Ingersoll Rand, Inc.	41,200	4,136
ITT, Inc.	59,739	8,451
Parker Hannifin Corp.	44,500	24,972
Pentair PLC	47,500	4,174
Snap-On, Inc.	32,700	9,386
Westinghouse Air Brake Tech Co.	83,300	13,424
		64,543
Trading Companies & Distributors - 0.1%
FTAI Aviation Ltd.	11,200	1,248
United Rentals, Inc.	1,400	1,060
		2,308
TOTAL INDUSTRIALS		252,043
INFORMATION TECHNOLOGY - 33.3%
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp. Class A	288,180	18,518
CDW Corp.	36,773	8,021
		26,539
Semiconductors & Semiconductor Equipment - 13.3%
Advanced Micro Devices, Inc. (a)	115,700	16,716
Broadcom, Inc.	92,100	14,799
KLA Corp.	21,500	17,696
Lam Research Corp.	19,067	17,565
Micron Technology, Inc.	141,200	15,507
Monolithic Power Systems, Inc.	16,800	14,500
NVIDIA Corp.	1,367,080	159,976
NXP Semiconductors NV	14,800	3,895
ON Semiconductor Corp. (a)	32,900	2,574
Qorvo, Inc. (a)	37,400	4,481
		267,709
Software - 13.1%
Adobe, Inc. (a)	29,459	16,251
Cadence Design Systems, Inc. (a)	65,747	17,598
Crowdstrike Holdings, Inc. (a)	6,600	1,531
Datadog, Inc. Class A (a)	8,700	1,013
Fortinet, Inc. (a)	130,360	7,566
HubSpot, Inc. (a)	2,062	1,025
Intuit, Inc.	19,526	12,640
Microsoft Corp.	416,738	174,341
Nutanix, Inc. Class A (a)	19,400	980
Palo Alto Networks, Inc. (a)	21,000	6,819
Salesforce, Inc.	17,694	4,579
ServiceNow, Inc. (a)	3,952	3,218
Synopsys, Inc. (a)	31,400	17,531
		265,092
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	509,607	113,174
TOTAL INFORMATION TECHNOLOGY		672,514
MATERIALS - 2.3%
Chemicals - 0.6%
CF Industries Holdings, Inc.	51,600	3,942
Sherwin-Williams Co.	25,983	9,115
		13,057
Construction Materials - 1.4%
Martin Marietta Materials, Inc.	23,100	13,706
Vulcan Materials Co.	50,000	13,726
		27,432
Containers & Packaging - 0.3%
Ball Corp.	98,900	6,313
TOTAL MATERIALS		46,802
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	57,100	12,585
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc. (a)	40,100	10,061
TOTAL REAL ESTATE		22,646
UTILITIES - 0.7%
Electric Utilities - 0.3%
Constellation Energy Corp.	31,100	5,903
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	108,900	8,627
TOTAL UTILITIES		14,530
TOTAL COMMON STOCKS (Cost $929,473)		1,977,182

Money Market Funds - 2.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (b) (Cost $39,583)	39,574,592	39,583

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $969,056)	2,016,765
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,723
NET ASSETS - 100.0%	2,018,488

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,011	238,922	206,350	348	-	-	39,583	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	-	57,288	57,288	-	-	-	-	0.0%
Total	7,011	296,210	263,638	348	-	-	39,583

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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